Harley-Davidson Motorcycle Trust 2015-1	Exhibit 99.1
$113,000,000.00 0.25000% Motorcycle Contract Backed Notes, Class A-1
$164,000,000.00 0.80% Motorcycle Contract Backed Notes, Class A-2a
$164,000,000.00 LIBOR + 0.30% Motorcycle Contract Backed Notes, Class A-2b
$183,000,000.00 1.41% Motorcycle Contract Backed Notes, Class A-3
$76,000,000.00 1.67% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the November 15, 2016 Distribution Date
Capitalized terms are defined in the Sale and Servicing Agreement dated as of January 1, 2015, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on February 2, 2015

Beginning of Due Period					10/01/2016
End of Due Period					10/31/2016
Determination Date					11/04/2016
Record Date					11/14/2016
Distribution Date					11/15/2016
LIBOR Determination Date					10/13/2016
LIBOR as of the LIBOR Determination Date					0.53456%
Number of days in Interest Period (ACT/360 basis)					29
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	50,165	12/31/2014	1/28/2015	$760,869,603.40
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	50,165			$760,869,603.40

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$347,585,512.60

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	6,950,810.68
Principal collections on Contracts paid off in full during Due Period	6,572,108.16
Balance of Contracts liquidated during Due Period	901,179.95
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	943.95

Decline in Aggregate Principal Balance		14,425,042.74

Aggregate Principal Balance at end of Due Period		$333,160,469.86
Pool factor		0.4378680

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Total
Original Note balance	$113,000,000.00	$164,000,000.00	$164,000,000.00	$183,000,000.00	$76,000,000.00	$700,000,000.00
Note balance as of prior Distribution Date	—	26,218,309.64	26,218,309.65	183,000,000.00	76,000,000.00	311,436,619.29

Principal Distributable Amount *	—	6,462,419.15	6,462,419.15	—	—	12,924,838.30

Note balance at end of Due Period	—	19,755,890.49	19,755,890.50	183,000,000.00	76,000,000.00	298,511,780.99

Note Pool Factor at beginning of Due Period	0.0000000	0.1598677	0.1598677	1.0000000	1.0000000
Note Pool Factor at end of Due Period	0.0000000	0.1204627	0.1204627	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	—	—	0.25000%	29	ACT/360	—	—	—
A-2a	26,218,309.64	—	0.80%	30	30/360	17,478.87	—	17,478.87
A-2b	26,218,309.65	—	0.83456%	29	ACT/360	17,626.16	—	17,626.16
A-3	183,000,000.00	—	1.41%	30	30/360	215,025.00	—	215,025.00
A-4	76,000,000.00	—	1.67%	30	30/360	105,766.67	—	105,766.67
Totals	$311,436,619.29	—				$355,896.70	—	$355,896.70

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$13,306,664.13
Interest collections on Contracts during Due Period	3,026,587.88
Net Liquidation Proceeds	552,617.47
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	438,040.31
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	4,222.56

Total Available Monies		$17,328,132.35

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	407,778.04
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	289,654.59
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	651.72
Note Interest Distributable Amount	355,896.70
Principal Distributable Amount	12,924,838.30

Total distribution of fees, interest and principal		13,978,819.35

Excess Amounts (Shortfall)		3,349,313.00

Amount withdrawn from Reserve Fund to cover Shortfall	—
Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Certificateholder	3,349,313.00

Total distribution of Available Monies		$17,328,132.35

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a)	1.00%	of the Pool Balance of the Contracts at the end of the Due Period			$3,331,604.70
b)	0.50%	of the Pool Balance as of the Cutoff Date			3,804,348.02
c)	If a Reserve Fund Trigger event has occurred, 6.00% of the Pool Balance of the Contracts at the end of the Due Period				19,989,628.19

Specified Reserve Fund Balance						$3,804,348.02

Reserve Fund balance as of prior Distribution Date						$3,804,348.02

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund					—
Investment earnings - Reserve Fund					923.93

Total additions						923.93

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall					—
Excess Reserve Fund balance to Servicer					923.93

Total withdrawals						923.93

Reserve Fund balance at current Distribution Date						$3,804,348.02

Calculation of Overcollateralization Target Amount:
The greatest of:
	a)	The lesser of:
		x)	10.40%	of the Pool Balance at the end of the Due Period if Class A-2b notes are outstanding on such payment date	34,648,688.87
			9.75%	of the Pool Balance at the end of the Due Period if no Class A-2b notes are outstanding on such payment date	32,483,145.81
		y)	8.00%	of the Pool Balance as of the Cutoff date	60,869,568.27
	b)	3.00%	of the Pool Balance as of the Cutoff Date		22,826,088.10
	c)	If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization
		Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger event)			36,148,893.31

		Overcollateralization Target Amount for current Distribution Date				$34,648,688.87

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	60,869,603.40	8.00%
Overcollateralization Target Amount for current Distribution Date	34,648,688.87	10.40%
Overcollateralization Amount at current Distribution Date	34,648,688.87	10.40%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date				22
	Trigger status? Yes or No				No

Monthly losses			Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Principal Balance of Liquidated Contracts for the Due Period		87	$1,117,434.66	0.321%

	Less:
	Net Liquidation Proceeds for the Due Period		71	552,617.47	0.159%

	Net Liquidation Losses for the Due Period			564,817.19	0.162%

	Net Liquidation Loss ratio				1.950%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date				1.950%
	Net Liquidation Loss ratio - prior Distribution Date				2.813%
	Net Liquidation Loss ratio - second prior Distribution Date				1.794%
	Three-month average loss ratio				2.186%

			Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts		1,723	$24,931,365.08	3.277%
	Cumulative Net Liquidation Proceeds		1,339	11,545,303.77	1.517%
	Cumulative Net Liquidation Losses			13,386,061.31	1.759%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			$7,769.04

Cumulative Loss Ratio	Cumulative Loss Ratio				1.759%
	Exceeds Reserve Fund Trigger event threshold? Yes or No				No

	Months	Trigger Threshold
	1 - 12	2.000%
	13 - 24	3.000%
	25 - 36	4.000%
	37 - 48	5.000%
	49 or greater	5.500%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	630	$7,864,420.56	$160,831.22	2.263%
	60 - 89	252	3,092,791.05	102,752.71	0.890%
	90 - 119	129	1,755,942.82	82,381.74	0.505%
	120+	107	1,453,613.09	92,074.64	0.418%
	Totals	1,118	$14,166,767.52	$438,040.31	4.076%

	60+ delinquency amount	488	$6,302,346.96		1.813%

60+ Day average delinquency ratio	60+ day delinquency ratio - current Distribution Date				1.813%
	60+ day delinquency ratio - prior Distribution Date				1.625%
	60+ day delinquency ratio - second prior Distribution Date				1.528%
	Three-month average 60+ day delinquency ratio				1.655%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	31,179	30,437
Principal Balance of Contracts	$347,585,512.60	$333,160,469.86
Weighted average original term	74.26	74.36
Weighted average remaining term	46.65	45.82
Weighted average age	27.61	28.54
One month prepayments (ABS)	1.57%	1.48%
Weighted average Contract Rate	10.87%	10.89%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
0.000% - 5.000%	49,840,742.29	14.96%
5.001% - 10.000%	143,197,140.47	42.98%
10.001% - 15.000%	68,377,741.36	20.52%
15.001% - 20.000%	31,552,611.09	9.47%
> 20.000%	40,192,234.65	12.06%

Advances made by Servicer in current Due Period		$438,040.31
Reimbursement Amount due to Servicer		407,778.04
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of January 1, 2015 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2015-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from October 1, 2016 to October 31, 2016 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 10th day of
November, 2016.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary